OTHER CURRENT LIABILITIES OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

(in thousands of $)	2015	2014
Deferred and prepaid charter revenue	5,549	7,982
Employee taxes	152	899
Other items	11,336	211
	17,037	9,092

Other items at December 31, 2015, include $10.9 million installments payable on newbuildings (2014: $nil).